Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases Operating [Abstract]
Schedule of Operating Lease Expense

A table detailing the lease expense associated with the aforementioned properties is below.

Year ending December 31,
(dollars in thousands)
2018	$333
2019	349
2020	349
2021	309
2022	193
Thereafter	980
Total	$2,513